Schedule of Stock Options and Stock Appreciation Rights Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Beginning of period, Options	12,083,000	11,760,000	8,796,000
Granted, Options	1,807,000	2,337,000	4,752,000
Exercised, Options	(1,976,000)	(531,000)	(134,000)
Cancelled, Options	(677,000)	(1,483,000)	(1,654,000)
Outstanding, End of period, Options	11,237,000	12,083,000	11,760,000
Exercisable, Options	6,697,000	6,470,000
Outstanding, Beginning of period, Options, Weighted average exercise price	$ 21.44	$ 21.14	$ 29.16
Granted, Options, Weighted average exercise price	$ 29.38	$ 23.85	$ 9.15
Exercised, Options, Weighted average exercise price	$ 19.46	$ 25.42	$ 26.54
Cancelled, Options, Weighted average exercise price	$ 27.63	$ 28.08	$ 28.67
Outstanding, End of period, Options, Weighted average exercise price	$ 22.70	$ 21.44	$ 21.14
Exercisable, Options, Weighted average exercise price	$ 23.51	$ 25.71
Outstanding, Weighted average remaining contractual term	6.4
Exercisable, Weighted average remaining contractual term	5.2	4.7
Exercised, Aggregate intrinsic value	$ 23.7	$ 7.8	$ 0.8
Outstanding, Aggregate intrinsic value	86.5	76.5	0	0
Exercisable, Aggregate intrinsic value	$ 46.6	$ 19.6
Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable, Weighted average exercise price	$ 26.43	$ 27.94
Outstanding, Beginning of period	625,000	643,000	536,000
Granted	87,000	102,000	139,000
Exercised	(179,000)	(21,000)	(9,000)
Cancelled	(22,000)	(99,000)	(23,000)
Outstanding, End of period	511,000	625,000	643,000
Outstanding, Beginning of period, Weighted average exercise price	$ 25.15	$ 28.79	$ 28.62
Exercisable	325,000	443,000
Granted, Weighted average exercise price	$ 29.50	$ 23.83	$ 9.08
Exercised, Weighted average exercise price	$ 25.93	$ 24.83	$ 28.32
Cancelled, Weighted average exercise price	$ 27.78	$ 22.12	$ 25.54
Outstanding, End of period, Weighted average exercise price	$ 25.48	$ 25.15	$ 28.79